AUDITORS' REMUNERATION (Tables)	12 Months Ended
Dec. 31, 2020
Group
AUDITORS' REMUNERATION (Tables) [Line Items]
Schedule of Fees Payable to Auditors
Fees payable to the Company’s auditors by the Group are as follows:

	2020	2019	2018
	£m	£m	£m

Fees payable for the audit of the Company’s current year annual report	1.7	1.5	1.5
Fees payable for other services:
Audit of the Company’s subsidiaries pursuant to legislation	22.4	20.2	19.1
Other services supplied pursuant to legislation	3.7	3.5	2.9
Total audit fees	27.8	25.2	23.5
Other services – audit related fees	0.5	1.0	1.2
Total audit and audit related fees	28.3	26.2	24.7
Other non-audit fees:
Services relating to corporate finance transactions	—	—	—
Other services	0.9	0.7	2.0
Total other non-audit fees	0.9	0.7	2.0
Total fees payable to the Company’s auditors by the Group	29.2	26.9	26.7

Entities outside of Lloyds
AUDITORS' REMUNERATION (Tables) [Line Items]
Schedule of Fees Payable to Auditors
During the year, the auditors also earned fees payable by entities outside the consolidated Lloyds Banking Group in respect of the following:

	2020	2019	2018
	£m	£m	£m
Audits of Group pension schemes	0.1	0.1	0.1
Audits of the unconsolidated Open Ended Investment Companies managed by the Group	0.4	0.4	0.3
Reviews of the financial position of corporate and other borrowers	1.4	0.2	0.4